Pioneer ILS Interval Fund
Schedule of Investments | January 31, 2026

Ticker Symbol: XILSX

Schedule of Investments  |  1/31/26
(unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 107.8%
	Insurance-Linked Securities—106.0% of Net Assets#
	Event Linked Bonds — 13.3%
	Earthquake – Canada — 0.1%
1,000,000(a)	Ursa Re, 11.023%, (GSMMUSTI + 750 bps), 2/22/28 (144A)	$ 1,017,700
	Earthquakes – California — 0.7%
2,750,000(a)	Torrey Pines Re, 8.03%, (BRMMUSDF + 450 bps), 6/7/28 (144A)	$ 2,808,575
2,250,000(a)	Torrey Pines Re, 10.03%, (BRMMUSDF + 650 bps), 6/7/28 (144A)	2,314,800
		$5,123,375

	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 8.445%, (SOFR + 479 bps), 3/31/26 (144A)	$ 752,400
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 7.875%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,025,000
500,000(a)	International Bank for Reconstruction & Development, 14.875%, (SOFR + 1,122 bps), 4/24/28 (144A)	510,200
		$1,535,200

	Flood – U.S. — 2.1%
12,900,000(a)	FloodSmart Re, 17.88%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 13,738,500
2,450,000(a)	FloodSmart Re, 20.67%, (FHMMUSTF + 1,715 bps), 3/11/26 (144A)	2,486,750
750,000(a)	FloodSmart Re, 25.92%, (FHMMUSTF + 2,240 bps), 3/11/26 (144A)	300,000
		$16,525,250

	Multiperil – U.S. — 2.2%
1,000,000(a)	Atela Re, Ltd., 17.78%, (BRMMUSDF + 1,425 bps), 5/9/27 (144A)	$ 1,076,500
750,000(a)	Four Lakes Re, 12.45%, (BRMMUSDF + 892 bps), 1/7/27 (144A)	761,175
1,500,000(a)	Herbie Re, 13.44%, (JMMMUSTF + 990 bps), 1/7/28 (144A)	1,521,900
1Pioneer ILS Interval Fund | 1/31/26

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Herbie Re, 14.29%, (JMMMUSTF + 1,075 bps), 1/8/29 (144A)	$ 519,250
1,000,000(a)	Herbie Re, 26.54%, (JMMMUSTF + 2,300 bps), 1/8/27 (144A)	1,000,500
350,000(a)	Hypatia Re, 14.023%, (GSMMUSTI + 1,050 bps), 4/8/26 (144A)	355,250
1,000,000(a)	Merna Re Enterprise, 11.29%, (JMMMUSTF + 775 bps), 7/7/28 (144A)	1,022,400
1,500,000(a)	Merna Re II, 10.993%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	1,578,150
1,000,000(a)	Merna Re II, 11.903%, (GSMMUSTI + 838 bps), 7/7/26 (144A)	1,031,500
3,000,000(a)	Merna Re II, 12.013%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	3,107,100
2,500,000(a)	Mystic Re, 15.523%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	2,598,750
250,000(a)	Sanders Re, 7.52%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	254,675
1,975,000(a)	Sanders Re, 9.09%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	2,065,060
250,000(a)	Sanders Re III, 9.00%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	257,225
		$17,149,435

	Multiperil – U.S. & Canada — 0.9%
1,000,000(a)	3264 Re, 11.023%, (GSMMUSTI + 750 bps), 6/8/28 (144A)	$ 1,042,700
2,000,000(a)	Bridge Street Re, 7.54%, (JMMMUSTF + 400 bps), 1/7/28 (144A)	2,028,000
1,000,000(a)	Easton Re, 11.03%, (BRMMUSDF + 750 bps), 1/8/27 (144A)	1,015,900
3,000,000(a)	Ocelot Re, 8.03%, (BRMMUSDF + 450 bps), 2/26/29 (144A)	3,064,800
		$7,151,400

	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 9.773%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	$ 2,078,400
750,000(a)	Kendall Re, 11.261%, (GSMMUSTI + 774 bps), 4/30/27 (144A)	779,325
		$2,857,725

Pioneer ILS Interval Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — 3.1%
1,000,000(a)	Armor Re, 13.73%, (BRMMUSDF + 1,020 bps), 5/7/27 (144A)	$ 1,066,600
3,000,000(a)	First Coast Re, 11.04%, (JMMMUSTF + 750 bps), 3/10/28 (144A)	3,096,000
2,000,000(a)	Hestia Re, 11.82%, (BNMMDTSC + 825 bps), 3/13/28 (144A)	2,065,000
1,000,000(a)	Integrity Re, 11.654%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	1,029,400
1,000,000(a)	Integrity Re, 11.654%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	1,030,700
1,000,000(a)	Integrity Re, 13.404%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	1,035,800
500,000(a)	Integrity Re, 13.404%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	520,200
2,250,000(a)	Integrity Re, 15.904%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	2,372,175
1,000,000(a)	Integrity Re, 26.316%, (FHMMUSTF + 2,280 bps), 6/6/26 (144A)	1,074,000
1,250,000(a)	Integrity Re, 29.154%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,417,250
1,000,000(a)	Marlon Re, 10.846%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	1,055,000
500,000(a)	Merna Re II, 12.273%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	524,150
2,500,000(a)	Palm Re, 13.27%, (BNMMDTSC + 970 bps), 6/7/27 (144A)	2,620,750
3,000,000(a)	Purple Re, 10.79%, (JMMMUSTF + 725 bps), 6/7/28 (144A)	3,144,000
2,000,000(a)	Purple Re, 11.404%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	2,063,800
		$24,114,825

	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 17.374%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 2,130,400
	Windstorm – North Carolina — 0.8%
5,800,000(a)	Cape Lookout Re, 10.42%, (FHMMUSTF + 690 bps), 3/13/32 (144A)	$ 6,105,660
	Windstorm – Texas — 1.0%
2,000,000(a)	Alamo Re, 11.954%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	$ 2,112,000
3Pioneer ILS Interval Fund | 1/31/26

Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
1,500,000(a)	Bluebonnet Re, 12.02%, (FHMMUSTF + 850 bps), 6/7/28 (144A)	$ 1,580,400
2,000,000(a)	Bluebonnet Re, 15.27%, (FHMMUSTF + 1,175 bps), 6/7/28 (144A)	2,138,600
1,500,000(a)	Bluebonnet Re, 15.54%, (JMMMUSTF + 1,200 bps), 6/7/27 (144A)	1,583,400
		$7,414,400

	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 21.52%, (FHMMUSTF + 1,800 bps), 7/8/27 (144A)	$ 540,400
	Windstorm – U.S. Multistate — 0.9%
750,000(a)	Chartwell Re, 12.79%, (JMMMUSTF + 925 bps), 6/7/28 (144A)	$ 785,400
4,000,000(a)	Citrus Re, 11.28%, (BRMMUSDF + 775 bps), 6/7/28 (144A)	4,074,400
1,250,000(a)	Gateway Re, 9.43%, (BRMMUSDF + 590 bps), 7/8/27 (144A)	1,281,625
1,000,000(a)	Gateway Re, 14.41%, (BRMMUSDF + 1,088 bps), 7/8/26 (144A)	1,042,200
		$7,183,625

	Windstorm – U.S. Regional — 0.4%
1,250,000(a)	Citrus Re, 12.72%, (BRMMUSDF + 919 bps), 6/7/27 (144A)	$ 1,309,376
1,750,000(a)	Citrus Re, 13.97%, (BRMMUSDF + 1,044 bps), 6/7/27 (144A)	1,846,425
		$3,155,801

	Total Event Linked Bonds	$102,757,596

Face Amount USD ($)
	Collateralized Reinsurance — 23.2%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 535,350
	Multiperil – U.S. — 7.1%
46,241,115(b)(c)+	PI0047 2024-1, 12/31/29	$ 50,125,852
3,825,988(b)(c)+	PI0047 Re 2025, 6/30/31	4,159,261
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/27	443,371
		$54,728,484

Pioneer ILS Interval Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. & Canada — 1.3%
1,364,000(b)(c)+	Falkirk Re 2025 , 3/31/31	$ 1,408,603
8,750,000(b)(c)+	Merion Re 2025-2 , 12/31/30	8,793,730
		$10,202,333

	Multiperil – Worldwide — 14.7%
8,750,000(b)(c)+	Amarnath Re 2025, 12/31/30	$ 9,136,826
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/26	—
12,500,000(b)(c)+	Cheltenham-PI0051 Re 2025, 5/31/29	12,484,576
4,000,000(b)(c)+	Dartmouth Re, 12/31/27	3,984,400
8,750,000(b)(c)+	Epsom Re 2025, 12/31/30	243,250
14,250,000(b)(c)+	Gamboge Re, 3/31/30	6,629,100
16,250,000(b)(c)+	Gamboge Re 2025, 3/31/31	16,718,748
6,150,000(b)(c)+	Kingston Heath Re 2025, 12/31/30	7,235,756
5,273,540(c)+	Lindrick Re 2018, 6/16/26	—
4,125,000(b)(c)+	Llandudno Re 2026 , 12/31/31	3,609,375
12,650,000(b)(c)+	Merion Re 2025-1, 12/31/30	13,174,585
13,000,000(b)(c)+	Merion Re 2026-1, 12/31/31	11,765,000
18,600,000(b)(c)+	Old Head Re 2026, 12/31/31	15,340,191
2,767,000(b)(c)+	Phoenix 3 Re, 1/4/39	3,319,017
2,500,000(b)(c)+	Pine Valley Re 2025, 12/31/29	2,589,150
EUR6,000,000(b)(c)+	Tomtit Re 2026, 12/31/31	7,112,100
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	301,893
		$113,643,967

	Winterstorm – Florida — 0.0%†
2,465,000(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ 276,326
	Total Collateralized Reinsurance	$179,386,460

	Reinsurance Sidecars — 69.5%
	Multiperil – U.S. — 3.8%
24,301,637(b)(c)+	Carnoustie Re 2025, 12/31/30	$ 26,003,670
3,642,200(b)(c)+	Carnoustie Re 2026, 12/31/31	3,642,200
		$29,645,870

	Multiperil – U.S. Regional — 0.0%
5,110,275(b)(c)+	Brotherhood Re, 1/31/27	$ —
	Multiperil – Worldwide — 65.7%
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/26	$ 186,204
7,796,973(b)(d)+	Alturas Re 2022-2, 12/31/27	273,674
15,552,120(b)(c)+	Banbury-PI0050 Re 2025, 3/31/31	16,096,444
38,030,369(b)(c)+	Bantry Re 2025, 6/30/31	44,791,695
39,448,323(b)(c)+	Bantry Re 2026, 12/31/31	40,224,856
40,774,052(b)(c)+	Berwick Re 2025, 12/31/30	45,259,198
5Pioneer ILS Interval Fund | 1/31/26

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,950,800(b)(c)+	Berwick Re 2026, 12/31/31	$ 2,002,118
6,545,000(b)(c)+	Clearwater Re 2025, 12/31/30	7,435,177
16,161,620(b)(c)+	Clearwater Re 2025, 3/31/31	19,637,380
561,382(b)(c)+	Clearwater Re 2026, 12/31/31	576,150
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	177,387
125,000(b)(c)+	Eden Re II, 3/19/27 (144A)	459,314
123,000(c)+	Eden Re II, 3/17/28 (144A)	921,746
12,100,000(b)(c)+	Eden Re II, 3/19/30 (144A)	13,864,180
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	2,070,764
53,218,509(b)(c)+	Gullane Re 2026, 12/31/31	54,618,472
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	21,150,998
23,150,000(b)(c)+	Pangaea Re 2025-1, 12/31/30	22,362,826
28,650,000(b)(c)+	Pangaea Re 2025-3 , 7/1/31	34,916,898
468,400(b)(c)+	Pangaea Re 2026-1, 12/31/31	480,722
15,230,672(b)(c)+	Rosapenna Re 2025 , 6/30/31	18,292,475
16,220(b)(c)+	Sector Re V, 12/1/29 (144A)	7,031,036
24,000,000(b)+	Sector Re V, 12/1/30 (144A)	25,003,200
11,500,000(b)(c)+	Sector Re V, 12/1/30 (144A)	11,980,700
20,750,000(b)(c)+	Sussex Re 2022, 12/31/27	—
19,180,000(b)(d)+	Thopas Re 2020, 12/31/26	86,310
40,000,000(b)(d)+	Thopas Re 2021, 12/31/26	—
43,771,241(b)(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(b)(d)+	Thopas Re 2023, 12/31/28	118,749
45,672,917(b)(d)+	Thopas Re 2024, 12/31/29	269,470
48,350,000(b)(d)+	Thopas Re 2025, 12/31/30	59,320,615
56,397,341(b)(c)+	Thopas Re 2026, 12/31/31	56,950,035
27,500,000(b)(d)+	Viribus Re 2018, 12/31/26	—
11,676,844(b)(d)+	Viribus Re 2019, 12/31/26	—
23,750,000(d)+	Viribus Re 2023, 12/31/28	743,375
3,958,334(d)+	Viribus Re 2024, 12/31/29	250,562
		$507,552,730

	Total Reinsurance Sidecars	$537,198,600

	Total Insurance-Linked Securities (Cost $725,995,117)	$819,342,656

Pioneer ILS Interval Fund | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
13,839,650(e)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 13,839,650
		$13,839,650

	TOTAL SHORT TERM INVESTMENTS (Cost $13,839,650)	$13,839,650

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 107.8% (Cost $739,834,767)	$833,182,306
	OTHER ASSETS AND LIABILITIES — (7.8)%	$(60,253,746)
	net assets — 100.0%	$772,928,560

BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $162,195,159, or 21.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$500,000	$540,400
3264 Re	5/19/2025	1,000,000	1,042,700
Alamo Re	4/4/2024	2,000,000	2,112,000
Alturas Re 2021-3	7/1/2021	593,823	186,204
Alturas Re 2022-2	1/18/2022	—	273,674
7Pioneer ILS Interval Fund | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
Amarnath Re 2025	3/11/2025	$7,506,042	$9,136,826
Armor Re	4/11/2024	1,000,000	1,066,600
Atela Re, Ltd.	4/29/2024	1,000,000	1,076,500
Banbury-PI0050 Re 2025	1/29/2026	15,552,120	16,096,444
Bantry Re 2025	7/23/2025	35,970,314	44,791,695
Bantry Re 2026	12/19/2025	39,448,323	40,224,856
Berwick Re 2025	1/15/2025	34,718,253	45,259,198
Berwick Re 2026	12/19/2025	1,950,800	2,002,118
Bluebonnet Re	5/8/2025	1,500,000	1,580,400
Bluebonnet Re	5/8/2025	2,000,000	2,138,600
Bluebonnet Re	5/8/2025	1,500,000	1,583,400
Bridge Street Re	12/24/2024	2,000,000	2,028,000
Brotherhood Re	1/22/2018	773,987	—
Cape Lookout Re	2/27/2025	5,800,000	6,105,660
Carnoustie Re 2025	1/14/2025	22,076,576	26,003,670
Carnoustie Re 2026	1/30/2026	3,642,200	3,642,200
Cerulean Re 2018-B1	9/10/2018	2,224,560	—
Chartwell Re	5/2/2025	750,000	785,400
Cheltenham-PI0051 Re 2025	6/11/2025	10,026,875	12,484,576
Citrus Re	3/19/2024	1,250,000	1,309,376
Citrus Re	3/19/2024	1,750,000	1,846,425
Citrus Re	3/5/2025	4,000,000	4,074,400
Clearwater Re 2025	1/15/2025	6,545,000	7,435,177
Clearwater Re 2025	7/23/2025	16,161,620	19,637,380
Clearwater Re 2026	12/19/2025	561,382	576,150
Dartmouth Re	5/8/2025	3,124,000	3,984,400
Easton Re	5/16/2024	994,305	1,015,900
Eden Re II	1/21/2022	65,490	177,387
Eden Re II	1/17/2023	—	459,314
Eden Re II	1/10/2024	—	921,746
Eden Re II	12/27/2024	12,100,000	13,864,180
Epsom Re 2025	4/16/2025	—	243,250
Falkirk Re 2025	6/26/2025	1,275,239	1,408,603
First Coast Re	2/21/2025	3,000,000	3,096,000
FloodSmart Re	2/23/2023	2,450,000	2,486,750
FloodSmart Re	2/23/2023	750,000	300,000
FloodSmart Re	2/29/2024	12,900,000	13,738,500
Four Lakes Re	2/2/2024	750,199	761,175
Gamboge Re	5/9/2024	4,611,773	6,629,100
Gamboge Re 2025	4/23/2025	14,088,336	16,718,748
Gateway Re	7/14/2023	1,000,000	1,042,200
Gateway Re	3/11/2024	1,250,000	1,281,625
Gleneagles Re 2022	1/18/2022	6,767,598	2,070,764
Gullane Re 2026	12/19/2025	53,218,509	54,618,472
Herbie Re	2/15/2024	1,500,000	1,521,900
Herbie Re	12/17/2024	500,000	519,250
Herbie Re	12/17/2024	1,000,000	1,000,500
Hestia Re	2/27/2025	2,000,000	2,065,000
Hypatia Re	3/27/2023	350,000	355,250
Pioneer ILS Interval Fund | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Integrity Re	3/1/2024	$1,000,000	$1,074,000
Integrity Re	2/21/2025	1,000,000	1,030,700
Integrity Re	2/21/2025	500,000	520,200
Integrity Re	2/21/2025	1,000,000	1,029,400
Integrity Re	2/21/2025	1,000,000	1,035,800
Integrity Re	2/21/2025	2,250,000	2,372,175
Integrity Re	2/21/2025	1,250,000	1,417,250
International Bank for Reconstruction & Development	3/17/2023	750,000	752,400
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,025,000
International Bank for Reconstruction & Development	4/3/2024	1,983,301	2,130,400
International Bank for Reconstruction & Development	4/3/2024	500,000	510,200
Kendall Re	4/22/2024	2,000,000	2,078,400
Kendall Re	4/22/2024	750,000	779,325
Kingston Heath Re 2025	1/30/2025	4,900,701	7,235,756
Lindrick Re 2018	6/21/2018	—	—
Llandudno Re 2026	1/29/2026	3,524,514	3,609,375
Mangrove Risk Solutions	6/25/2025	4,998	276,326
Marlon Re	5/24/2024	1,000,000	1,055,000
Merion Re 2022-2	3/1/2022	22,798,970	21,150,998
Merion Re 2025-1	1/16/2025	—	13,174,585
Merion Re 2025-2	6/27/2025	7,404,717	8,793,730
Merion Re 2026-1	1/30/2026	11,474,247	11,765,000
Merna Re Enterprise	5/14/2025	1,000,000	1,022,400
Merna Re II	4/5/2023	1,000,000	1,031,500
Merna Re II	5/8/2024	1,500,000	1,578,150
Merna Re II	5/8/2024	500,000	524,150
Merna Re II	5/8/2024	3,000,000	3,107,100
Mystic Re	4/17/2024	2,499,314	2,598,750
Ocelot Re	2/14/2025	3,000,000	3,064,800
Old Head Re 2026	12/22/2025	15,065,948	15,340,191
Palm Re	4/4/2024	2,500,000	2,620,750
Pangaea Re 2025-1	1/16/2025	19,580,828	22,362,826
Pangaea Re 2025-3	7/25/2025	28,650,000	34,916,898
Pangaea Re 2026-1	12/19/2025	468,400	480,722
Phoenix 3 Re	12/21/2020	1,980,260	3,319,017
PI0047 2024-1	1/26/2024	45,897,658	50,125,852
PI0047 Re 2025	6/27/2025	3,825,988	4,159,261
Pine Valley Re 2025	1/7/2025	2,155,142	2,589,150
Portsalon Re 2022	7/20/2022	454,103	535,350
Purple Re	5/6/2025	3,000,000	3,144,000
Purple Re	5/6/2025	2,000,000	2,063,800
Riviera Re 2018-2	4/10/2018	2,851,779	443,371
Rosapenna Re 2025	7/8/2025	15,230,672	18,292,475
Sanders Re	1/16/2024	1,975,000	2,065,060
Sanders Re	1/17/2025	250,340	254,675
9Pioneer ILS Interval Fund | 1/31/26

Restricted Securities	Acquisition date	Cost	Value
Sanders Re III	3/24/2023	$250,000	$257,225
Sector Re V	12/31/2024	16,220	7,031,036
Sector Re V	12/4/2025	11,500,000	11,980,700
Sector Re V	12/31/2025	24,000,000	25,003,200
Sussex Re 2022	1/27/2022	—	—
Thopas Re 2020	12/30/2019	—	86,310
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	118,749
Thopas Re 2024	2/2/2024	—	269,470
Thopas Re 2025	1/10/2025	48,350,000	59,320,615
Thopas Re 2026	1/27/2026	56,397,341	56,950,035
Tomtit Re 2026	12/31/2025	7,051,200	7,112,100
Torrey Pines Re	4/25/2025	2,750,000	2,808,575
Torrey Pines Re	4/25/2025	2,250,000	2,314,800
Ursa Re	2/10/2025	1,000,000	1,017,700
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2023	2/2/2023	—	743,375
Viribus Re 2024	3/19/2024	—	250,562
Walton Health Re 2022	7/13/2022	—	301,893
Total Restricted Securities			$819,342,656
% of Net assets			106.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	7,068,158	EUR	6,000,000	HSBC Bank USA NA	3/31/26	$(65,062)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(65,062)
EUR — Euro
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer ILS Interval Fund | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$535,350	$535,350
Multiperil – U.S.	—	—	54,728,484	54,728,484
Multiperil – U.S. & Canada	—	—	10,202,333	10,202,333
Multiperil – Worldwide	—	—	113,643,967	113,643,967
Winterstorm – Florida	—	—	276,326	276,326
Reinsurance Sidecars
Multiperil – U.S.	—	—	29,645,870	29,645,870
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	507,552,730	507,552,730
All Other Insurance-Linked Securities	—	102,757,596	—	102,757,596
Open-End Fund	13,839,650	—	—	13,839,650
Total Investments in Securities	$13,839,650	$102,757,596	$716,585,060	$833,182,306
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(65,062)	$—	$(65,062)
Total Other Financial Instruments	$—	$(65,062)	$—	$(65,062)
*	Securities valued at $0.
11Pioneer ILS Interval Fund | 1/31/26

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/25	$586,407,284
Realized gain (loss)	(457,070)
Changed in unrealized appreciation (depreciation)	22,809,902
Return of capital	(42,100,367)
Purchases	243,854,985
Sales	(93,929,674)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 1/31/26	$ 716,585,060
*	Transfers are calculated on the beginning of period value. During the period ended January 31, 2026, There were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2026:	$ 42,370,055
Pioneer ILS Interval Fund | 1/31/2612